CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Sep. 30, 2022
CURRENT ASSETS
Cash	$ 57,435	$ 2,443
Deposit	1,568	13,750
Prepayment	0	0
Accounts Receivable	0	24
Inventory	0	11,509
TOTAL CURRENT ASSETS	59,003	27,726
NON-CURRENT ASSETS
Property and equipment, net	0	0
TOTAL NON-CURRENT ASSETS	0	0
TOTAL ASSETS	59,003	27,726
CURRENT LIABILITIES
Accounts payable	1,110	22,181
Due to related parties	263,023	209,693
Accrued liabilities and other payables	170,740	150,302
TOTAL CURRENT LIABILITIES	434,873	382,176
TOTAL LIABILITIES	434,873	382,176
Commitments and Contingencies	0	0
Ordinary shares: $ 0.0001 par value;
Authorized: 250,000,000 shares; Issued and outstanding: 109,545,271 shares as of September 30, 2022; 110,545,005 as of September 30, 2023	11,055	10,955
Additional paid-in capital	31,060,078	30,657,209
Accumulated other comprehensive income	0	118,049
Accumulated deficit	(31,447,003)	(31,140,663)
Total stockholders' deficit	(375,870)	(354,450)
TOTAL LIABILITES AND STOCKHOLDERS' DEFICIT	$ 59,003	$ 27,726